Stock-based compensation - Stock-based compensation expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Stock-based compensation expense
Total stock-based compensation	$ 1,090,000	$ 2,782,000	$ 2,418,000	$ 2,819,000
Total unrecognized compensation expense	8,300,000		$ 8,300,000
Stock options accounted for as liabilities
Stock-based compensation expense
Total stock-based compensation				(127,000)
Employee and directors stock options
Stock-based compensation expense
Estimated weighted average period over which expense is expected to be recognized			2 years 8 months 12 days
Research and development
Stock-based compensation expense
Total stock-based compensation	(87,000)	956,000	$ 196,000	947,000
General and administration expense
Stock-based compensation expense
Total stock-based compensation	$ 1,177,000	$ 1,826,000	$ 2,222,000	$ 1,872,000